INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2012
INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS
Schedule of components of revenues

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Advertising revenue(1):
Text-based advertising:
Yandex websites	9,454	14,590	20,610	678.6
Yandex ad network websites	1,506	2,922	4,898	161.2

Total text-based advertising	10,960	17,512	25,508	839.8
Display advertising	1,229	2,096	2,592	85.4

Total advertising revenue	12,189	19,608	28,100	925.2
Online payment commissions	263	383	552	18.1
Other revenues	48	42	115	3.8

Total revenues	12,500	20,033	28,767	947.1

(1)
The Company records revenue net of VAT, commissions and discounts. Because it is impractical to track commissions and discounts for text-based advertising revenues generated on Yandex websites and on those of the Yandex ad network members separately, the Company has allocated commissions and discounts between its Yandex websites and the Yandex ad network websites proportionately to their respective gross revenue contributions.

Schedule of revenues and long-lived assets other than financial instruments and deferred tax assets by geographic area

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Revenues:
Russia	12,211	19,352	27,300	898.8
Rest of the world	289	681	1,467	48.3

Total revenues	12,500	20,033	28,767	947.1

Long-lived assets, net:
Russia	3,516	6,963	8,447	278.1
US	1	1,413	1,043	34.3
Rest of the world	92	395	408	13.5

Total long-lived assets, net	3,609	8,771	9,898	325.9